Basis of Preparation (Policies)	12 Months Ended
Jun. 30, 2026
Basis of Preparation [Abstract]
Basis of preparation
The consolidated financial statements are general purpose financial statements which have been prepared in accordance with International Financial Reporting Standards (IFRS) and other authoritative pronouncements of the International Accounting Standards Board (IASB).

The financial statements have been prepared on a going concern basis as management has assessed that the Group will be able to meet its obligations as and when they fall due and there is no significant uncertainty over the Group’s ability to continue as a going concern for the twelve months from the date of this report.

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities (including derivative financial instruments) which are required to be measured at fair value.

All amounts are presented in United States dollars, with values rounded to the nearest thousand, unless otherwise stated.

Where required by Accounting Standards, comparative figures have been reclassified for consistency with changes in presentation for the current financial year.

Change in presentation currency
(a)      Change in presentation currency

The Company has elected to change the Group’s presentation currency from Australian dollars to United States dollars, effective from 1 July 2025. There has been no change to the functional currency of the Company during the year, which has been assessed by management as Australian dollars. The change in presentation currency is a voluntary change, which is accounted for retrospectively.

The change will allow the Company to align to the predominant currency in which revenue and corresponding cash flows are primarily generated with the objective of providing investors with a clearer understanding of Elevra’s performance by reducing volatility arising from foreign exchange rate differences.

The financial report has been translated to United States dollars using the procedures outlined below:

•	Consolidated Statement of Profit or Loss and Consolidated Statement of Cash Flows have been translated into United States dollars using an average foreign exchange rate for the relevant period.
•	Assets and liabilities in the Consolidated Statement of Financial Position have been translated into United States dollars at the closing foreign exchange rate on the relevant balance sheet date.
•
Equity components within the Consolidated Statement of Financial Position, including foreign currency translation reserve, retained earnings, share capital and other reserves, have been translated into United States dollars using historical foreign exchange rates.

•	Earnings per share and dividend disclosures have been translated into United States dollars to reflect the change in presentation currency.

Comparative figures have been translated to United States dollars to conform with changes in presentation currency.

Principles of consolidation
(b)      Principles of consolidation

The consolidated financial statements comprise the financial statements of the Group. A list of controlled entities (subsidiaries) is provided in Note 26.
Intercompany transactions, balances and unrealised gains or losses on transactions between Group entities are fully eliminated on consolidation. Subsidiaries are consolidated from the date on which control is obtained to the date on which control is ceased.

Foreign currency translation

(c)       Foreign currency translation

The consolidated financial statements are presented in United States dollars. The functional currency of the Company has been assessed by management as Australian dollars. Management will reassess the Company’s functional currency if there are any changes which impact the primary economic environment of the Group.

Transactions denominated in foreign currencies are initially translated into United States dollars using the exchange rate on the date of the underlying transaction. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate at the end of the reporting period.

Exchange gains or losses on settlement or translation of monetary items are included in the Consolidated Statement of Profit or Loss, except for foreign exchange differences resulting from translation of foreign operations, which are initially recognised in the Consolidated Statement of Comprehensive Income and subsequently transferred to the Consolidated Statement of Profit or Loss on disposal of the foreign operation.

Non-monetary items measured on a historical cost basis in a foreign currency are translated into United States dollars using the exchange rate on the date of the underlying transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rate on the date when the fair value is determined. Exchange gains or losses on translation of non-monetary items measured at fair value are recognised in the same manner as gains or losses on change in fair value of the non-monetary item.

Key accounting estimates, judgements and assumptions
(d)     Key accounting estimates, judgements and assumptions

The preparation of the consolidated financial statements requires management to apply accounting policies and methodologies based on complex and subjective judgements and estimates. Estimates assume a reasonable expectation of future events and are based on historical experience and assumptions as well as current trends and economic data, obtained both externally and within the Group.

The use of these estimates, assumptions and judgements affects the amounts reported in the consolidated financial statements. The areas involving a higher degree of judgement or complexity, or where assumptions and estimates are material to the financial statements, are disclosed in the following notes:

Note
5	Revenue
8	Tax
13	Property, Plant and Equipment
14	Impairment of Non-Financial Assets
16	Provisions
30	Business Combinations

In addition to the specific sources of uncertainty noted, the following assumptions are considered pervasive to the financial statements as a whole:
Mineral Resources and Ore Reserves
Estimating the quantity and/or grade of Mineral Resources requires the location, quantity, grade (or quality), continuity and other geological characteristics to be known, estimated or interpreted from specific geological evidence and knowledge, including sampling, in order to satisfy the requirement that there are reasonable prospects for eventual economic extraction. This process may require complex geological assessments to interpret the data.

An Ore Reserve is the economically mineable part of the Measured and/or Indicated Mineral Resource that can be legally extracted, or where there is a reasonable expectation that approvals for extraction will be granted. Whilst future approval conditions may be more onerous than current operating conditions, any such conditions are expected to be reasonable, scientifically based and aligned with prevailing legislation. In order to estimate Ore Reserves, consideration is required for a range of modifying factors, including mining, processing, metallurgical, infrastructure, economic, marketing, legal, environmental, social and governmental. When reporting Ore Reserves, the relevant studies, to at least a pre-feasibility level, must demonstrate that, at the time of reporting, extraction could be reasonably justified, including a consideration of forecast sales prices.

The Group reports Mineral Resources and Ore Reserves in accordance with the Australasian Code for Reporting of Exploration Results, Mineral Resources and Ore Reserves (JORC Code).

Because the economic assumptions used to estimate the Ore Reserves change from period to period, and because additional geological data is generated during the course of operations, estimates of the Mineral Resources and Ore Reserves may change from period to period.

The Group may also include exploration targets in determining the recoverable amount of a CGU or an exploration area of interest.

Changes in the Group’s estimates of Mineral Resources and Ore Reserves, including exploration targets, may affect the Group’s financial results and financial position in a number of ways, including asset recoverable amounts, useful lives of assets, commercial viability of exploration areas of interest, timing and cost of closure and rehabilitation activities, and the recovery of any associated deferred tax assets.

Goods and Services Tax (GST) and Quebec Sales Tax (QST)
(e)      Goods and Services Tax (GST) and Québec Sales Tax (QST)

Revenues, expenses and assets are recognised net of the amount of GST/QST, except where the amount of GST/QST incurred is not recoverable from the taxation authority.

Receivables and payables are stated inclusive of the amount of GST/QST receivable or payable. The net amount of GST/QST recoverable from, or payable to, the taxation authority is included within other receivables or payables in the Consolidated Statement of Financial Position.

Cash flows are presented on a gross basis. The GST/QST component of cash flows arising from investing or financing activities are presented as operating cash flows.